SCHEDULE OF COMMON SHARE ACTIVITY (Details)	9 Months Ended
Sep. 30, 2025 USD ($) shares
Balance, shares	$ 196,933
Balance, value	$ 104,916,071
Shares issued under the Equity Line of credit, shares | shares	2,619,876
Shares issued under the Equity Line of credit, value | shares	23,027,513
Conversion of Class C preferred shares into common shares, shares | shares	279,997
Conversion of Class C preferred shares into common shares, value	$ 1,458,491
Balance, shares	12,066,616
Balance, value	$ 129,402,075